THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
COMMON STOCKS - 92.1%
CAPITAL MARKETS - 0.9%
SECURITIES & ASSET MANAGEMENT - 0.9%
               208,650  Espeed Inc.(+)                                  $       2,895,019
                72,390  Southwest Securities Group                              1,452,324
                                                                   ---------------------------
                                                                                4,347,343
                                                                   ---------------------------
COMPUTER HARDWARE - 1.7%
COMPUTER HARDWARE & BUSINESS  MACHINES - 1.7%
               288,225  Lexar Media Inc.(+)                                     1,531,195
               252,625  M-Systems Flash Disk Pioneers(+)                        4,626,195
                78,725  Optimal Robotics Corp.(+)                               2,086,213
                                                                   ---------------------------
                                                                                8,243,603
                                                                   ---------------------------
CONSUMER CYCLICAL - 3.2%
APPAREL & TEXTILES - 1.9%
                58,125  Coach, Inc.(+)                                          1,286,016
                51,050  Skechers U.S.A. Inc.(+)                                   628,553
                89,725  Vans, Inc.(+)                                           1,357,091
               467,550  Wellman Incorporated                                    6,078,149
                                                                   ---------------------------
                                                                                9,349,809
                                                                   ---------------------------
HOTELS - 1.1%
               137,450  Anchor Gaming(+)                                        5,188,737
                                                                   ---------------------------
RESTAURANTS - 0.2%
                24,900  California Pizza Kitchen Inc.(+)                          756,338
                                                                   ---------------------------
                                                                               15,294,884
                                                                   ---------------------------
CONSUMER SERVICES - 1.3%
ENTERTAINMENT - 0.6%
               215,950  American Classic Voyages Co.(+)                         2,834,343
                                                                   ---------------------------
LEISURE - 0.4%
               118,725  WMS Industries Inc.(+)                                  2,085,108
                                                                   ---------------------------
MEDIA - 0.3%
               120,825  Insight Communications Co., Inc.(+)                     1,593,380
                                                                   ---------------------------
                                                                                6,512,831
                                                                   ---------------------------
CONSUMER STABLE - 2.3%
ALCOHOL - 1.5%
               146,075  Robert Mondavi Corp. Cl A(+)                            7,239,842
                                                                   ---------------------------
FOOD & BEVERAGE - 0.8%
                96,550  Keebler Foods Co.                                       3,976,653
                                                                   ---------------------------
                                                                               11,216,495
                                                                   ---------------------------
ENERGY - 6.8%
ENERGY RESERVES & PRODUCTION - 2.4%
                64,925  Devon Energy Corp.                                      3,197,556
               246,050  Spinnaker Exploration Co.(+)                            6,397,300
               103,225  Westport Resources Corp.(+)                             1,819,341
                                                                   ---------------------------
                                                                               11,414,197
                                                                   ---------------------------

SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------

OIL SERVICES - 4.4%
               53,925  Cooper Cameron Corp.(+)                          $       2,925,431
              230,150  Core Laboratories N.V.(+)                                4,574,231
              269,725  Global Industries, Ltd.(+)                               2,730,966
              139,000  Global Marine Inc.(+)                                    3,049,313
               46,075  Gulf Island Fabrication, Inc.(+)                           731,441
              238,800  National-Oilwell, Inc.(+)                                7,611,749
                                                                   ---------------------------
                                                                               21,623,131
                                                                   ---------------------------
                                                                               33,037,328
                                                                   ---------------------------
FINANCE - 4.0%
BANKS - 1.1%
                63,675  City National Corp.                                     2,105,255
               137,475  National Commerce Bancorporation                        3,024,450
                                                                   ---------------------------
                                                                                5,129,705
                                                                   ---------------------------
FINANCIAL SERVICES - 2.9%
               286,500  Allied Capital Corp.                                    5,855,343
               188,225  Financial Federal Corp.(+)                              4,376,231
               156,500  Heller Financial, Inc.                                  4,137,469
                                                                   ---------------------------
                                                                               14,369,043
                                                                   ---------------------------
                                                                               19,498,748
                                                                   ---------------------------
HEALTH SERVICES & SYSTEMS - 4.0%
MEDICAL PRODUCTS & SUPPLIES - 1.4%
                20,500  Ciphergen Biosystems Inc.(+)                              225,500
               152,025  Cyberonics, Inc.(+)                                     3,363,553
                52,180  Fresenius Medical Care AG ADR(i)(+)                       865,862
                48,850  Physiometrix, Inc.(+)                                     787,706
                86,575  Staar Surgical Co.(+)                                   1,201,228
                21,575  Wilson Greatbatch Technologies Inc.(+)                    516,452
                                                                   ---------------------------
                                                                                6,960,301
                                                                   ---------------------------
MEDICAL PROVIDERS & SERVICES - 2.6%
                86,075  Accredo Health Inc.(+)                                  3,464,518
               112,600  Charles River Laboratories(+)                           2,406,825
                97,735  Deltagen Inc.(+)                                        1,172,820
               213,650  Hooper Holmes, Inc.                                     2,134,364
               207,300  Omnicare, Inc.                                          3,394,538
                                                                   ---------------------------
                                                                               12,573,065
                                                                   ---------------------------
                                                                               19,533,366
                                                                   ---------------------------
INDUSTRIAL CYCLICAL - 12.6%
CHEMICALS - 4.9%
               228,075  Albemarle Corp.                                         5,031,905
               293,325  GenTek Inc.                                             4,289,878
               241,100  Georgia Gulf Corp.                                      2,998,681
               110,700  Minerals Technologies Inc.                              3,736,125
               125,175  OMP Group, Inc.                                         5,742,403
               309,475  PolyOne Corp.                                           1,721,455
                                                                   ---------------------------
                                                                               23,520,447
                                                                   ---------------------------
ELECTRICAL EQUIPMENT - 6.8%
               225,925  Advanced Fibre Communications, Inc.(+)                  5,845,809
                92,124  Anaren Microwave, Inc.(+)                               3,500,712
               155,250  August Technology Corp.(+)                              1,785,375

The Accompanying Notes are an Integral Part of the Financial Statements.      1

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
                27,265  Bruker Daltronics Inc.(+)                      $          494,178
               317,900  C-Cube Microsystems Inc.(+)                             4,808,238
                42,875  Caliper Technologies Corp.(+)                           1,899,898
                47,200  DDi Corp.(+)                                            1,038,400
                54,250  Ditech Communications Corp.(+)                            851,047
               143,300  Meade Corp.(+)                                          1,218,050
                62,400  Molecular Devices Corp.(+)                              3,049,800
                80,450  Oplink Communications Inc.(+)                             633,544
               113,400  Polycom, Inc.(+)                                        3,834,338
                67,650  Transgenomic, Inc.(+)                                     553,884
                54,450  Ulticom Inc.(+)                                         1,721,981
               158,775  Vyyo Inc.(+)                                            1,399,205
                                                                   ---------------------------
                                                                               32,634,459
                                                                   ---------------------------
ENVIRONMENTAL SERVICES - 0.1%
                19,175  Eden Bioscience Corp.(+)                                  668,728
                                                                   ---------------------------
HEAVY ELECTRICAL EQUIPMENT - 0.3%
                90,825  Active Power Inc.(+)                                    1,243,167
                                                                   ---------------------------
INDUSTRIAL PARTS - 0.2%
                56,700  Capstone Turbine Corp.(+)                               1,048,950
                                                                   ---------------------------
INDUSTRIAL SERVICES - 0.3%
                43,675  Universal Compression Holdings Inc.(+)                  1,435,816
                                                                   ---------------------------
                                                                               60,551,567
                                                                   ---------------------------
PHARMACEUTICALS - 18.3%
DRUGS - 18.3%
                38,140  3 Dimensional Pharmaceutical, Inc.(+)                     491,053
               172,200  Abgenix, Inc.(+)                                        8,405,513
                30,700  Adolar Corp.(+)                                           636,545
               259,175  Akorn Inc.(+)                                           1,231,081
                28,195  Arena Pharmaceuticals, Inc.(+)                            549,803
               135,200  Bindley Western Industries Inc.                         4,258,800
                52,400  COR Therapeutics, Inc.(+)                               1,856,925
                98,850  Corixa Corp.(+)                                         3,095,241
                90,675  Diversa Corp.(+)                                        1,756,828
                24,250  Durect Corp.(+)                                           327,375
               124,650  Enzon, Inc.(+)                                          6,957,028
               144,000  Gilead Sciences, Inc.(+)                               11,726,999
               164,900  Human Genome Sciences, Inc.(+)                         10,254,718
                48,275  IDEC Pharmaceuticals Corp.(+)                           8,402,867
                32,150  Immunogen Inc.(+)                                         809,778
                38,600  Inhale Therapeutic Systems Inc.Inc.(+)                  1,486,100
               396,675  Ligand Pharmaceuticals Inc. Cl B(+)                     4,983,230
                23,150  Maxygen Inc.(+)                                           698,841
                68,150  MediChem Life Sciences, Inc.(+)                           340,750
               128,700  Millennium Pharmaceuticals, Inc.(+)                     6,249,994
               103,625  Neurocrine Biosciences Inc.(+)                          3,011,602
                16,950  OSI Pharmaceuticals, Inc.(+)                              951,319
                54,475  POZEN Inc.(+)                                             796,697
               159,900  Vertex Pharmaceuticals, Inc.(+)                         8,934,412
                                                                   ---------------------------
                                                                               88,213,499
                                                                   ---------------------------

SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------

RETAIL - 3.2%
CLOTHING STORES - 1.9%
               169,575  Abercrombie & Fitch Co. Cl A(+)                 $       3,539,878
               267,825  Pacific Sunwear of California, Inc.(+)                  5,959,106
                                                                   ---------------------------
                                                                                9,498,984
                                                                   ---------------------------
 SPECIALTY STORES - 1.3%
               85,200  BJ's Wholesale Club Inc.(+)                              2,859,525
               123,050  Cost Plus, Inc.(+)                                      3,291,588
                                                                   ---------------------------
                                                                                6,151,113
                                                                   ---------------------------
                                                                               15,650,097
                                                                   ---------------------------
SEMICONDUCTORS - 5.1%
SEMICONDUCTOR - 5.1%
                14,775  Alliance Fiber Optics Products Inc.(+)                     84,956
                79,900   AXT, Inc.(+)                                           2,401,994
               225,800  Exar Corp.(+)                                           5,673,224
                28,425  Genesis Microchip Inc.(+)                                 256,269
               119,650  hi/fn, inc.(+)                                          3,926,016
               112,100  Integrated Circuit Systems, Inc.(+)                     1,779,588
                69,025  JNI Corp.(+)                                            2,761,000
                22,850  Lattice Semiconductor Corp.(+)                            379,881
               131,512  Microchip Technology Inc.(+)                            3,074,093
                 3,925  Optical Communications Products, Inc.(+)                   40,231
               366,375  Silicon Image Inc.(+)                                   2,335,641
                 3,775  Silicon Laboratories Inc.(+)                               72,905
                65,525  Transwitch Corp.(+)                                     1,785,556
                                                                   ---------------------------
                                                                               24,571,354
                                                                   ---------------------------
SOFTWARE & SERVICES - 27.3%
COMPUTER SOFTWARE - 13.8%
               162,800  Agile Software Corp.(+)                                 7,511,694
                98,475  Aspen Technology, Inc.(+)                               2,369,555
               240,875  CBT Group Public Ltd. Co. ADR(+)(i)                     7,723,055
               283,050  Certicom Corp.(+)                                       4,670,325
                87,500  Dendrite International, Inc.(+)                         1,482,031
               106,025  Informatica Corp.(+)                                    7,408,497
               117,400  Internet Security Systems(+)                            8,672,924
                90,900  Mercury Interactive Corp.(+)                            6,118,706
               109,925  Metasolv Software Inc.(+)                                 906,881
               278,125  Peregrine Systems, Inc.(+)                              4,519,531
                21,000  Precise Software Solutions Ltd.(+)                        588,000
               137,175  Quest Software Inc.(+)                                  3,703,725
               130,500  Retek Inc.(+)                                           2,724,188
                90,700  SeeBeyond Technology Corp.                                782,288
                91,500  Synquest Inc.(+)                                          614,766
                61,335  Telecommunication Systems Inc.(+)                         509,847
                50,800  U.S. Wireless Corp.(+)                                    260,350
               170,500  Webtrends Corp.(+)                                      4,315,781
               133,300  Witness Systems Inc.(+)                                 1,757,894
                                                                   ---------------------------
                                                                               66,640,038
                                                                   ---------------------------

2   The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
INFORMATION SERVICES - 7.0%
               232,075  Catalina Marketing Corp.(+)                     $       9,210,476
               152,625  Corillian Corp.(+)                                      1,583,484
               163,725  Diamond Technology Partners Inc.(+)                     5,177,803
                50,425  Exelixis Inc.(+)                                          731,163
               167,600  Getty Images Inc.(+)                                    4,671,850
               117,580  SBA Communications Corp.(+)                             4,379,855
                86,950  Symyx Technologies Inc.(+)                              2,728,056
                46,334  Valassis Communications, Inc.(+)                        1,294,456
               122,250  Wireless Facilities, Inc.(+)                            3,904,359
                                                                   ---------------------------
                                                                               33,681,502
                                                                   ---------------------------
INTERNET - 6.5%
               357,925  Ameritrade Holding Corp. Cl A(+)                        2,952,881
               129,150  Apropos Technology, Inc.(+)                               718,397
                51,500  Clarent Corp.(+)                                          618,000
               129,500  Digitalthink Inc.(+)                                    1,416,406
               104,362  E.piphany, Inc.(+)                                      4,092,947
               140,150  Goamerica Inc.(+)                                         718,269
                30,014  Inet Technologies Inc.(+)                                 930,434
                48,900  internet.com Corp.(+)                                     360,638
                33,500  Interwoven Inc.(+)                                      1,844,594
               161,475  Netegrity Inc.(+)                                       7,458,127
                41,825  Nuance Communications(+)                                1,278,277
               215,475  Saba Software, Inc.(+)                                  2,935,847
                76,275  SafeNet, Inc.(+)                                        2,874,614
               216,810  Tumbleweed Communications Corp.(+)                      3,225,049
                                                                   ---------------------------
                                                                               31,424,480
                                                                   ---------------------------
                                                                              131,746,020
                                                                   ---------------------------
TELECOMMUNICATIONS - 1.4%
TELEPHONE - 1.0%
                29,300  Advanced Switching Communications, Inc.(+)                130,019
               100,450  Dycom Industries, Inc.(+)                               3,754,318
                21,925  FLAG Telecom Holdings Ltd.(+)                             175,400
               145,425  Turnstone Systems Inc.(+)                                 877,095
                                                                   ---------------------------
                                                                                4,936,832
                                                                   ---------------------------
WIRELESS TELECOMMUNICATIONS - 0.4%
                19,400  Boston Communications Group, Inc.(+)                      395,275
                78,625  TeleCorp PCS, Inc. Cl A(+)                              1,484,047
                                                                   ---------------------------
                                                                                1,879,322
                                                                   ---------------------------
                                                                                6,816,154
                                                                   ---------------------------
TOTAL COMMON STOCKS                                                           445,233,289
                                                                   ---------------------------
   (Cost $503,040,526)

SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 7.9%
INVESTMENT COMPANIES - 7.9%
            38,312,974  J.P. Morgan Institutional Prime Money
                          Market(a)                                      $     38,312,974
                                                                   ---------------------------
   (Cost $38,312,974)
TOTAL INVESTMENT SECURITIES - 100.0%                                         $483,546,263
                                                                   ===========================
   (Cost $541,353,500)

ADR - American Depositary Receipt
(a) Money Market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(i) Foreign security
(+) Non-income producing security


The Accompanying Notes are an Integral Part of the Financial Statements.    3

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

ASSETS
Investments at Value (Cost $541,353,500)                           $483,546,263
Receivable for Investments Sold                                      2,406,414
Dividend and Interest Receivable                                       305,488
Deferred Organization Expense                                            1,874
Prepaid Trustees' Fees and Expenses                                        516
Prepaid Expenses and Other Assets                                          489
                                                                   -------------
TOTAL ASSETS                                                       486,261,044
                                                                   -------------
LIABILITIES
Payable for Investments Purchased                                    1,864,254
Advisory Fee Payable                                                   294,715
Administrative Services Fee Payable                                     11,651
Administration Fee Payable                                                 480
Fund Services Fee Payable                                                  417
Accrued Expenses and Other Liabilities                                  48,112
                                                                   -------------
TOTAL LIABILITIES                                                    2,219,629
                                                                   -------------
NET ASSETS
Applicable to Investors' Beneficial Interests                      $484,041,415
                                                                   =============

4  The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000
INVESTMENT INCOME
INCOME

Interest Income                                                   $   1,457,601
Dividend Income                                                         594,267
Dividend Income from Affiliated Investments
  (Includes reimbursement of $37,193 from affiliate)                     42,708
                                                               -------------------
   Investment Income                                                  2,094,576
                                                               -------------------
EXPENSES
Advisory Fee                                                          1,987,465
Custodian Fees and Expenses                                              83,370
Administrative Services Fee                                              79,412
Professional Fee                                                         22,381
Fund Services Fee                                                         4,665
Printing Expenses                                                         3,673
Trustees' Fees and Expenses                                               2,663
Administration Fee                                                        2,013
Amortization of Organization Expenses                                       610
Insurance Expenses                                                          309
                                                               -------------------
   Total Expenses                                                     2,186,561
                                                               -------------------
NET INVESTMENT LOSS                                                    (91,985)
                                                               -------------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                            129,017
                                                               -------------------
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS               (88,948,263)
                                                               -------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(88,911,231)
                                                               ===================

The Accompanying Notes are an Integral Part of the Financial Statements.   5

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED MAY 31, 2000

INCREASE (DECREASE) IN NET ASSETS                           NOVEMBER 30, 2000        MAY 31, 2000
FROM OPERATIONS
Net Investment Loss                                        $       (91,985)       $     (683,853)
Net Realized Gain on Investment Transactions                       129,017             60,819,593
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                               (88,948,263)             8,034,675
                                                           ------------------    ------------------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations                             (88,911,231)            68,170,415
                                                           ------------------    ------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                  224,562,962            395,274,370
Withdrawals                                                   (179,429,571)         (220,426,363)
                                                           ------------------    ------------------
   Net Increase from Transactions in
      Investors' Beneficial Interests                           45,133,391            174,848,007
                                                           ------------------    ------------------
   Total Increase (Decrease) in Net Assets                     (43,777,840)           243,018,422
                                                           ------------------    ------------------
NET ASSETS
Beginning of Period                                            527,819,255            284,800,833
                                                           ------------------    ------------------
End of Period                                                 $484,041,415           $527,819,255
                                                           ==================    ==================

SUPPLEMENTARY DATA

                                                                                                 FOR THE PERIOD
                                           FOR THE SIX                                           JUNE 16, 1997
                                           MONTHS ENDED         FOR THE YEARS ENDED MAY 31      (COMMENCEMENT OF
                                         NOVEMBER 30, 2000   -------------------------------   OPERATIONS) THROUGH
                                            (UNAUDITED)        2000               1999            MAY 31, 1998
                                        ---------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
     Net Expenses                            0.63%(a)          0.66%              0.71%              0.84%(a)
     Net Investment Loss                    (0.03)%(a)        (0.14)%            (0.07)%            (0.04)%(a)
     Expenses without Reimbursement          0.63%(a)          0.66%              0.71%             0.84%(a)(c)
Portfolio Turnover                           62%(b)            132%               116%                  73%

(a)  Annualized
(b)  Not annualized
(c)  Reimbursement was less than 0.01%


6 The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The U.S. Small Company Opportunities Portfolio (the "Portfolio") is one of seven subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Portfolio is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on June 16, 1997. The Portfolio's investment objective is long term capital appreciation from a portfolio of equity securities of small companies. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities, with a remaining maturity of sixty days or less are valued using the amortized cost method.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    ORGANIZATION EXPENSES--The Portfolio incurred organization expenses in the amount of $9,000 which have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the provisions of the Internal Revenue Code.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.60% of the Portfolio's average daily net assets.

    The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund. The amount listed on the Statement of Operations as Dividend Income from Affiliated Investment is the amount the Fund earned.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $900.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

    During the year ended November 30, 2000, the Portfolio purchased $413,928,411 of investment securities and sold $365,751,157 of investment securities other than U.S. government securities and short-term investments. There were no purchases or sales of U.S. government securities.

--------------------------------------------------------------------------------
4. CREDIT AGREEMENT

    The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 3 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

--------------------------------------------------------------------------------
5. SUBSEQUENT EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Fund's adviser, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Fund's adviser.

[back cover]


J.P. MORGAN FUNDS
       Federal Money Market Fund
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       Prime Money Market Fund
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       Emerging Market Debt Fund
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       Tax Aware Enhanced Income Fund:
           Select Shares
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       Tax Exempt Money Market Fund
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       Short Term Bond Fund
           ---------------------------------------------------------------------
       Bond Fund
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       Global Strategic Income Fund
           ---------------------------------------------------------------------
       Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       California Bond Fund:
           Select Shares
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       New York Tax Exempt Bond Fund
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       Diversified Fund
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       Disciplined Equity Fund
           ---------------------------------------------------------------------
       Tax Aware Small Company Opportunities Fund:
           Select Shares
           ---------------------------------------------------------------------
       Tax Aware U.S. Equity Fund:
           Select Shares
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       U.S. Equity Fund
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       U.S. Small Company Fund
           ---------------------------------------------------------------------
       U.S. Small Company Opportunities Fund
           ---------------------------------------------------------------------
       Emerging Markets Equity Fund
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       European Equity Fund
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       Global 50 Fund: Select Shares
           ---------------------------------------------------------------------
       Global Healthcare Fund:
           Select Shares
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       International Equity Fund
           ---------------------------------------------------------------------
       International Opportunities Fund
           ---------------------------------------------------------------------
       For more information on the J.P. Morgan
           Funds, call J.P. Morgan Funds
           Services  at (800) 521-5411.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                     MAILING
500 Stanton Christiana Road                                     INFORMATION
Newark, Delaware 19713-2107

IN-SAN-24250   0101